Cover	Jun. 23, 2023
Statement [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40584
Entity Registrant Name	Acropolis Infrastructure Acquisition Corp.
Entity Central Index Key	0001847891
Entity Tax Identification Number	86-2120451
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one warrant
Statement [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one warrant
Trading Symbol	ACRO.U
Security Exchange Name	NYSE
Class A common stock
Statement [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	ACRO
Security Exchange Name	NYSE
Warrants
Statement [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	ACRO WS
Security Exchange Name	NYSE